GUARANTOR AND NON-GUARANTOR CONDENSED CONSOLIDATING FINANCIAL STATEMENTS - DOLLAR THRIFTY (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended			3 Months Ended									9 Months Ended		12 Months Ended			9 Months Ended		12 Months Ended	9 Months Ended		12 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc.	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc.	Sep. 30, 2011 Dollar Thrifty Automotive Group Inc.	Jun. 30, 2011 Dollar Thrifty Automotive Group Inc.	Mar. 31, 2011 Dollar Thrifty Automotive Group Inc.	Dec. 31, 2010 Dollar Thrifty Automotive Group Inc.	Sep. 30, 2010 Dollar Thrifty Automotive Group Inc.	Jun. 30, 2010 Dollar Thrifty Automotive Group Inc.	Mar. 31, 2010 Dollar Thrifty Automotive Group Inc.	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc.	Sep. 30, 2011 Dollar Thrifty Automotive Group Inc.	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc.	Dec. 31, 2010 Dollar Thrifty Automotive Group Inc.	Dec. 31, 2009 Dollar Thrifty Automotive Group Inc.	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc. Guarantor Subsidiaries	Sep. 30, 2011 Dollar Thrifty Automotive Group Inc. Guarantor Subsidiaries	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc. Guarantor Subsidiaries	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc. Non-Guarantor Subsidiaries	Sep. 30, 2011 Dollar Thrifty Automotive Group Inc. Non-Guarantor Subsidiaries	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc. Non-Guarantor Subsidiaries	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc. Eliminations	Sep. 30, 2011 Dollar Thrifty Automotive Group Inc. Eliminations	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc. Eliminations
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
Total revenues	$ 2,714,600	$ 2,318,600	$ 2,516,200	$ 2,225,100	$ 1,960,900	$ 2,013,800	$ 2,432,300	$ 2,072,300	$ 1,780,000	$ 5,151,200	$ 4,186,100	$ 9,020,807	$ 8,298,380	$ 7,562,534	$ 460,590	$ 353,730	$ 451,722	$ 395,129	$ 348,347	$ 349,059	$ 443,544	$ 396,227	$ 348,330	$ 1,212,250	$ 1,195,198	$ 1,548,928	$ 1,537,160	$ 1,546,249	$ 1,151,812	$ 1,140,588	$ 1,480,660	$ 346,437	$ 332,591	$ 436,441	$ (285,999)	$ (277,981)	$ (368,173)
COSTS AND EXPENSES:
Direct vehicle and operating	1,405,900			1,188,900						2,757,100	2,303,100	4,795,788	4,566,378	4,283,394	215,790		214,536							596,463	583,799	751,468	745,535	768,456	558,350	549,971	708,477	40,861	40,151	51,008	(2,748)	(6,323)	(8,017)
Vehicle depreciation and lease charges, net	641,100			519,800						1,228,100	1,034,900	2,148,158	1,905,739	1,868,147	89,131		63,299							188,368	203,983	270,957	299,200	426,092	302,648	288,433	378,898	168,446	186,677	251,526	(282,726)	(271,127)	(359,467)
Selling, general and administrative	274,800			206,600						526,300	414,300	945,581	745,117	664,442	54,454		47,851							147,479	145,641	191,043	209,341	200,389	143,258	140,345	184,769	4,719	5,810	6,937	(498)	(514)	(663)
Interest Income (Expense), Net												592,886	644,703	714,224	12,206		19,627							44,601	58,899	77,462	89,303	96,560	11,156	29,552	36,003	33,472	29,364	41,485	(27)	(17)	26
Total expenses	2,488,900			2,053,500						4,839,500	4,038,500	8,517,955	7,924,485	7,530,212	371,581		345,313							976,911	992,322	1,290,930	1,344,436	1,494,089	1,015,412	1,008,301	1,308,147	247,498	262,002	350,956	(285,999)	(277,981)	(368,173)
(Increase) decrease in fair value of derivatives										(3,600)	(900)	4,326	(7,990)	10,810	40		523							525	(3,367)	(3,244)	(28,694)	(28,848)		(5,634)	(5,634)	525	2,267	2,390
INCOME / (LOSS) BEFORE INCOME TAXES and EQUITY IN EARNINGS OF SUBS	225,700	(26,900)	382,100	171,700	(24,000)	105,400	308,200	107,000	(146,700)	311,700	147,600	502,852	373,895	32,322	88,969		105,886							234,814	206,243	261,242	221,418	81,008	136,400	137,921	178,147	98,414	68,322	83,095
INCOME TAX EXPENSE	95,800			70,700						155,300	94,900	227,073	143,846	33,322	33,469		39,265							89,516	80,594	101,692	90,202	35,986	89,212	80,270	100,772	304	324	920
NET INCOME / (LOSS) BEFORE EQUITY IN EARNINGS OF SUBS																								145,298	125,649	159,550			47,188	57,651	77,375	98,110	67,998	82,175
EQUITY IN EARNINGS OF SUBSIDIARIES	0			0						0	0	0	0	0															98,110	67,998	82,175				(98,110)	(67,998)	(82,175)
Net income attributable to The Hertz Corporation and Subsidiaries' common stockholder	$ 129,900	$ (28,300)	$ 251,300	$ 101,000	$ (48,200)	$ 58,800	$ 212,600	$ 62,100	$ (123,000)	$ 156,400	$ 52,700	$ 275,779	$ 210,489	$ (18,383)	$ 55,500	$ 33,901	$ 66,621	$ 42,505	$ 16,523	$ 12,496	$ 49,165	$ 42,263	$ 27,292	$ 145,298	$ 125,649	$ 159,550	$ 131,216	$ 45,022	$ 145,298	$ 125,649	$ 159,550	$ 98,110	$ 67,998	$ 82,175	$ (98,110)	$ (67,998)	$ (82,175)